DERIVATIVE INSTRUMENTS - Provisionally priced sales (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	$ 0.5	$ (8.9)
Unrealized	1.5	(1.6)
Total gain (loss)	2.0	(10.5)
Gold
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	2.2	(1.2)
Unrealized	0.5	1.1
Total gain (loss)	2.7	(0.1)
Copper
GAIN (LOSS) ON THE PROVISIONAL PRICING OF CONCENTRATE SALES
Realized	(1.7)	(7.7)
Unrealized	1.0	(2.7)
Total gain (loss)	$ (0.7)	$ (10.4)